Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Nature of Operations, Background, and Basis of Presentation [Abstract].
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Xcel, its wholly owned subsidiaries, and entities in which Xcel has a controlling financial interest as of and for the years ended December 31, 2024 (the “Current Year”) and 2023 (the “Prior Year”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the accounting rules under Regulation S-X, as promulgated by the Securities and Exchange Commission (“SEC”). All significant intercompany accounts and transactions have been eliminated in consolidation, and net earnings have been adjusted by the portion of operating results of consolidated entities attributable to noncontrolling interests.

Investment in Unconsolidated Affiliate

Investments in Unconsolidated Affiliates

The Company holds noncontrolling equity interests in IM Topco, LLC and ORME Live, Inc. These investments are accounted for in accordance with ASC Topic 323, “Investments – Equity Method and Joint Ventures,” as the Company has the ability to exercise significant influence over the operating and financial policies of these affiliates, but does not control the affiliates. See Note 3 for additional information related to the Company’s investments in unconsolidated affiliates.

The Company recognizes its share of the ongoing operating results of these affiliates within other operating costs and expenses (income) in the accompanying consolidated statements of operations. The Company’s investments in unconsolidated affiliates are reviewed for impairment whenever there are indicators that their carrying value may not be recoverable; if a decrease in value of the investment has occurred and such decrease is determined to be other than temporary in nature, the Company shall record an impairment charge to reduce the carrying amount of the investment to its fair value.

Change in Capital Structure

Change in Capital Structure

As described more fully in Note 7, effective March 24, 2025, the Company effected a 1-for-10 reverse stock split for all of its issued and outstanding common stock. All share and per share amounts presented in these condensed consolidated financial statements and accompanying notes, including but not limited to shares issued and outstanding, earnings/(loss) per share, and warrants and options, as well as the dollar amounts of common stock and paid-in capital, have been retroactively adjusted for all periods presented in order to reflect this change in capital structure. There were no changes to the total number of authorized common shares or par value per common share as a result of this reverse stock split.

Change in Capital Structure

As described more fully in Note 12, effective March 24, 2025, the Company effected a 1-for-10 reverse stock split for all of its issued and outstanding common stock. All share and per share amounts presented in these consolidated financial statements and accompanying notes, including but not limited to shares issued and outstanding, earnings/(loss) per share, and warrants and options, as well as the dollar amounts of common stock and paid-in capital, have been retroactively adjusted for all periods presented in order to reflect this change in capital structure. There were no changes to the total number of authorized common shares or par value per common share as a result of this change.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation, or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from estimates.

The Company deems the following items to require significant estimates from management:

●Useful lives of trademarks;
●Assumptions used in the valuation of intangible assets, including cash flow estimates for initial determinations of fair value and/or impairment analysis;
●Accounting for and valuation of equity method investees;
●Valuation allowances and effective tax rate for tax purposes; and
●Incremental borrowing rate for lease accounting purposes.

Cash and Cash Equivalents		Cash and Cash Equivalents All highly liquid investments with original maturities of three months or less are considered to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash at September 30, 2025 consisted of $0.7 million of cash deposited as collateral for a standby letter of credit associated with a real estate lease (reflected within other non-current assets in the condensed consolidated balance sheets) and $1.0 million of cash deposited in a bank account to satisfy a liquidity covenant in the Company’s term loan debt agreement (reflected within prepaid expenses and other current assets in the condensed consolidated balance sheets).

Restricted cash at December 31, 2024 consisted of $0.7 million of cash deposited as collateral for a standby letter of credit associated with a real estate lease (reflected within other non-current assets in the condensed consolidated balance sheets).

Restricted Cash

Restricted cash at December 31, 2024 (included within other non-current assets in the consolidated balance sheet) consisted of $0.7 million of cash deposited as collateral for a standby letter of credit associated with a real estate lease; there was no restricted cash as of December 31, 2023.

Accounts Receivable

Accounts Receivable

Accounts receivable are reported net of an allowance for credit losses. As of December 31, 2024 and 2023, the Company had $2.3 million and $3.5 million, respectively, of accounts receivable, net of allowances of $0.00 million and $0.08 million, respectively.

The allowance for credit losses is determined based upon a variety of judgments and factors. Factors considered in determining the allowance include historical collection, write-off experience, and management’s assessment of collectibility from customers, including current conditions, reasonable forecasts, and expectations of future collectibility and collection efforts. Management continuously assesses the collectibility of receivables and adjusts estimates based on actual experience and future expectations based on economic indicators. Management also monitors the aging analysis of receivables to determine if there are changes in the collections of accounts receivable. Receivable balances are written-off against the allowance for credit losses when such balances are deemed to be uncollectible.

A rollforward of the allowance for credit losses for the Current Year and Prior Year is as follows:

($ in thousands)	2024	2023
Balance at January 1	$75	$—
Credit loss expense (recovery)	17	75
Write-offs	(92)	—
Other	—	—
Balance at December 31	$—	$75

Additionally, on October 17, 2023, the Company and one of the licensees managed under the Halston Master License (see Note 5) entered into an amendment of their respective licensing agreement. Under this amendment, the payment terms of a $0.76 million outstanding balance due to the Company were changed such that this receivable (and collection thereof) became contractually contingent upon the licensee’s future performance. This licensee is also required to pay interest to the Company on a monthly basis until the outstanding balance is paid in full. The Company recorded a non-cash charge of $0.76 million within other selling, general and administrative expenses in the Prior Year related to the restructuring of this licensing arrangement, in order to write-down the previously-recorded receivable to zero, which is not included in the credit loss expense and allowance for credit losses amounts set forth above.

There is no earned revenue that has been accrued but not billed as of December 31, 2024 and 2023.

Inventory

Inventory

All of the Company’s inventory consisted solely of finished goods, and was recorded at the lower of cost or net realizable value, with cost determined on a weighted average basis. The Company periodically reviewed the composition of its inventory in order to identify obsolete, slow-moving, or otherwise non-saleable items, and recorded write-downs to net realizable value for any non-saleable inventory with no alternative use. The Company also recorded write-downs for inventory shrinkage, representing the risk of physical loss of inventory, based on historical experience and physical inventory counts.

As of January 1, 2023, inventory was composed of jewelry, wholesale apparel, and home goods. During the Prior Year, as a result of the restructuring of its business operating model, the Company sold all of its wholesale apparel inventory and substantially all of its remaining fine jewelry inventory to its new business partners and licensees. Thus, as of December 31, 2023, inventory was composed of home goods and related items for the Longaberger Brand, as well as certain residual jewelry inventories.

During the Current Year, the Company sold all of its remaining inventory items, and as of December 31, 2024, the Company had no remaining inventory.

Property and Equipment

Property and Equipment

Furniture, equipment, and software are stated at cost less accumulated depreciation and amortization, and are depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Depreciation expense for the years ended December 31, 2024 and 2023 was approximately $0.1 million and $0.8 million, respectively.

Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Costs to develop or acquire software for internal use incurred during the preliminary project stage and the post implementation stage are expensed, while internal and external costs to acquire or develop software for internal use incurred during the application development stage – including design, configuration, coding, testing, and installation – are generally capitalized.

The Company’s long-lived property and equipment assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. To perform such impairment testing, the Company groups assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluates the asset group against the sum of undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on a discounted cash flows analysis or appraisals. The inputs utilized in the impairment analysis are classified as Level 3 inputs within the fair value hierarchy as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement.”

Trademarks and Other Intangible Assets

Trademarks and Other Intangible Assets

The Company’s finite-lived intangible assets are amortized over their estimated useful lives of three (3) to eighteen (18) years. The Company re-evaluates the remaining useful life of its finite-lived intangible assets on an annual basis, based on consideration of current events and circumstances, the expected use of the asset, and the effects of demand, competition, and other economic factors. No changes were made to the estimated useful lives of intangible assets in the Current Year or Prior Year.

The Company’s finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. To perform such impairment testing, the Company groups assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluates the asset group against the sum of undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value, based on a discounted cash flows analysis or appraisals. No impairment charges were recorded related to intangible assets for the Current Year or Prior Year.

See Note 4 for additional information related to the Company’s trademarks and other intangible assets.

Deferred Finance Costs

Deferred Finance Costs

Costs incurred in connection with borrowings under term loans (primarily professional fees and lender underwriting fees) are deferred on the consolidated balance sheet as a reduction to the carrying value of the associated borrowings, and are amortized as interest expense over the term of the related borrowings using the effective interest method.

Contingent Obligations

Contingent Obligations

When accounting for asset acquisitions, if any contingent obligations exist and the fair value of the assets acquired is greater than the consideration paid, any contingent obligations are recognized and recorded as the positive difference between the fair value of the assets acquired and the consideration paid for the acquired assets.

When accounting for asset acquisitions, if any contingent obligations exist and the fair value of the assets acquired are equal to the consideration paid, any contingent obligations are recognized based upon the Company’s best estimate of the amount that will be paid to settle the liability.

Under the applicable accounting guidance, the Company is required to carry such contingent liability balances on its consolidated balance sheet until the measurement period of the earn-out expires and all related contingencies have been resolved.

See Note 9 for additional information related to the Company’s contingent obligations.

Revenue Recognition

Revenue Recognition

The Company applies the guidance in ASC Topic 606, “Revenue from Contracts with Customers” to recognize revenue.

Licensing

The Company recognizes revenue continuously over time as it satisfies its continuous obligation of granting access to its licensed intellectual properties, which are deemed symbolic intellectual properties under the applicable revenue accounting guidance. The Company determines the transaction price based on the terms of the contract. Payments are typically due after sales have occurred and have been reported by the licensees or, where applicable, in accordance with minimum guaranteed payment provisions. The timing of performance obligations is typically consistent with the timing of payments, though there may be differences if contracts provide for advances or significant escalations of contractually guaranteed minimum payments. With the exception of the Halston Master License agreement described in Note 5, there were no such differences that would have a material impact on the Company’s consolidated balance sheets at December 31, 2024 and 2023. In accordance with ASC 606-10-55-65, the Company recognizes net licensing revenue at the later of when (1) the subsequent sale or usage occurs or (2) the performance obligation to which some or all of the sales- or usage-based royalty has been allocated is satisfied (in whole or in part). More specifically, the Company separately identifies:

(i)	Contracts for which, based on experience, royalties are expected to exceed any applicable minimum guaranteed payments, and to which an output-based measure of progress based on the “right to invoice” practical expedient is applied because the royalties due for each period correlate directly with the value to the customer of the Company’s performance in each period (this approach is identified as “View A” by the FASB Revenue Recognition Transition Resource Group, “TRG”); and
(ii)	Contracts for which revenue is recognized based on minimum guaranteed payments using an appropriate measure of progress, in which minimum guaranteed payments are straight-lined over the term of the contract and recognized ratably based on the passage of time, and to which the royalty recognition constraint to the sales-based royalties in excess of minimum guaranteed is applied and such sales-based royalties are recognized to the distinct period only when the minimum guaranteed is exceeded on a cumulative basis (this approach is identified as “View C” by the TRG).

The Company’s unconditional right to receive consideration based on the terms and conditions of licensing contracts is presented as accounts receivable on the accompanying consolidated balance sheets.

The Company does not typically perform by transferring goods or services to customers before the customer pays consideration or before payment is due, thus the amounts of contract assets as defined by ASC 606-10-45-3 related to licensing contracts were not material as of December 31, 2024 and 2023.

The Company does not typically receive consideration in advance of performance and, consequently, amounts of contract liabilities as defined by ASC 606-10-45-2 related to licensing contracts are generally not material; however, as of December 31, 2024 and 2023, the Company has recognized approximately $3.6 million and $4.4 million, respectively, of deferred revenue contract liabilities on its consolidated balance sheet related to the Halston Master License agreement (see Note 5 for additional details).

The Company does not disclose the amount attributable to unsatisfied or partially satisfied performance obligations for variable revenue contracts (identified under “View A” above) in accordance with the optional exemption allowed under ASC 606. The Company did not have any revenue recognized in the reporting period from performance obligations satisfied, or partially satisfied, in previous periods. Remaining minimum guaranteed payments for active contracts as of December 31, 2024 are expected to be recognized ratably in accordance with View C over the remaining term of each contract based on the passage of time and through December 2028, subject to renewal or extension upon termination.

Wholesale Sales

Prior to the restructuring of the Company’s business model and operations, the Company generated a portion of its revenue through the design, sourcing, and sale of branded jewelry and apparel to both domestic and international customers who, in turn, sold the products to the consumer. The Company recognized such revenue within net sales in the accompanying consolidated statements of operations when performance obligations identified under the terms of contracts with its customers were satisfied, which occurred upon the transfer of control of the merchandise in accordance with the contractual terms and conditions of the sale. Shipping to customers was accounted for as a fulfillment activity and was recorded within other selling, general and administrative expenses.

Direct-to-Consumer Sales

The Company’s revenue associated with its e-commerce jewelry operations and the Longaberger Brand (prior to the restructuring of the Company’s business model and operations in the Prior Year) was recognized within net sales in the accompanying consolidated statements of operations at the point in time when product is shipped to the customer. Shipping to customers was accounted for as a fulfillment activity and was recorded within other selling, general and administrative expenses.

Advertising Costs

Advertising Costs

All costs associated with production for the Company’s advertising, marketing, and promotion are expensed during the periods when the activities take place. All other advertising costs, such as print and online media, are expensed when the advertisement occurs. The Company incurred approximately $0.7 million and $1.0 million in advertising and marketing costs for the Current Year and Prior Year, respectively, which are included within other selling, general and administrative expenses in the accompanying consolidated statements of operations.

Leases

Leases

The Company determines if an arrangement is a lease (as defined in ASC Topic 842, “Leases”) at the inception of the arrangement. The Company generally recognizes a right-of-use (“ROU”) asset, representing its right to use the underlying leased asset for the lease term, and a liability for its obligation to make future lease payments (the lease liability) at commencement date (the date on which the lessor makes the underlying asset available for use) based on the present value of lease payments over the lease term. The Company does not recognize ROU assets and lease liabilities for lease terms of 12 months or less, but recognizes such lease payments in operations on a straight-line basis over the lease terms.

As the Company’s leases typically do not provide an implicit rate, the Company generally uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

For real estate leases of office space, the Company accounts for the lease and non-lease components as a single lease component. Variable lease payments that do not depend on an index or rate (such as real estate taxes and building insurance and lessee’s shares thereof), if any, are excluded from lease payments at lease commencement date for initial measurement. Subsequent to initial measurement, these variable payments are recognized when the event determining the amount of variable consideration to be paid occurs.

Lease expense for operating lease payments is generally recognized on a straight-line basis over the lease term. The Company recognizes income from subleases (in which the Company is the sublessor) on a straight-line basis over the term of the sublease, as a reduction to lease expense.

See Note 9 for additional information related to the Company’s leases.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation by recognizing the fair value of stock-based compensation as an operating expense over the service period of the award or term of the corresponding contract, as applicable.

The fair value of stock options and warrants is estimated on the date of grant using the Black-Scholes option pricing model. The valuation determined by the Black-Scholes option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the expected life of the awards and the expected stock price volatility over the terms of the awards. The expected life is based on the estimated average life of options and warrants using the simplified method; the Company utilizes the simplified method to determine the expected life of the options and warrants due to insufficient exercise activity during recent years as a basis from which to estimate future exercise patterns. The risk-free rate is based on the U.S. Treasury rate for the expected term at the time of grant, volatility is based on the historical volatility of the Company’s common stock, and the expected dividend assumption is based on the Company’s history and expectation of dividend payouts.

Restricted stock awards and other stock awards are valued using the fair value of the Company’s stock at the date of grant, based on the quoted market price of the Company’s common shares on the NASDAQ Capital Market.

Non-employee awards are measured at the grant date fair value of the equity instruments to be issued, and the Company recognizes compensation cost for grants to non-employees on a straight-line basis over the period of the grant.

The Company accounts for forfeitures as a reduction of compensation cost in the period when such forfeitures occur.

For stock option awards for which vesting is contingent upon the achievement of certain performance targets, the timing and amount of compensation expense recognized is based upon the Company’s projections and estimates of the relevant performance metric(s) until the time the performance obligation is satisfied. Expense for such awards is recognized only to the extent that the achievement of the specified performance target(s) has been met or is considered probable.

See Note 7 for additional information related to stock-based compensation.

Income Taxes

Income Taxes

Current income taxes are based on the respective period’s taxable income for federal and state income tax reporting purposes. Deferred tax assets and liabilities are determined based on the differences between the financial statement and income tax bases of assets and liabilities, using enacted tax rates and laws that will be in effect for the year in which the differences are expected to reverse.

A valuation allowance is recognized when necessary to reduce deferred tax assets to the amount expected to be realized. In determining the need for a valuation allowance, management reviews both positive and negative evidence, including current and historical results of operations, future income projections, and the overall prospects of the Company’s business. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company applies the applicable FASB guidance on accounting for uncertainty in income taxes, which prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also addresses derecognition, classification, interest, and penalties related to uncertain tax positions. The Company has no unrecognized tax benefits as of December 31, 2024 and 2023. Interest and penalties related to uncertain tax positions, if any, are recorded in income tax expense. Tax years that remain open for assessment for federal and state tax purposes include the years ended December 31, 2020 through December 31, 2024.

The income tax effects of changes in tax laws are recognized in the period when enacted.

See Note 10 for additional information related to income taxes.

Fair Value

Fair Value

ASC Topic 820, “Fair Value Measurement,” defines fair value and establishes a framework for measuring fair value under U.S. GAAP. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of the Company’s assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, and accounts payable, the carrying amounts approximate fair value due to the short-term maturities of these instruments. The carrying value of term loan debt approximates fair value due to the floating interest rate structure of the term loan agreement.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company limits its credit risk with respect to cash and cash equivalents by maintaining such balances with high quality financial institutions. At times, the Company’s cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are not considered significant due to the collection history and due to the nature of the Company’s royalty revenues. Generally, the Company does not require collateral or other security to support accounts receivable.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings (loss) per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants using the treasury stock method. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and warrants outstanding were exercised into common stock if the effect is not anti-dilutive. See Note 8 for additional information related to earnings (loss) per share.

Segment Reporting Information

Segment Reporting Information

The Company has a single reportable segment, which generates revenue from the design and licensing of branded apparel, jewelry, and similar consumer products. The Company derives revenue in North America and manages its business activities on a consolidated basis. The accounting policies of the Company’s single reportable segment are the same as those for the Company as a whole.

The Company’s chief operating decision maker, as such term is defined under GAAP, is its Chief Executive Officer. The chief operating decision maker assesses performance for the single reportable segment and decides how to allocate resources based on net income that also is reported on the income statement as consolidated net income. The chief operating decision maker analyzes and reviews business performance based on available sales data from key licensees and quarterly sales and royalty reports provided by its licensees in addition to assessing the overall operating results on a monthly basis. The measure of segment assets is reported on the balance sheet as total consolidated assets, and, as the Company has a single reportable segment, the Company’s resources are applicable to the business as a whole. The Company does not have intra-entity sales or transfers.

Segment Reporting Information

The Company has a single reportable segment, which generates revenue from the design and licensing of branded apparel, jewelry, and similar consumer products. The Company derives revenue in North America and manages its business activities on a consolidated basis.

The Company’s chief operating decision maker, as such term is defined under U.S. GAAP, is its Chief Executive Officer. The accounting policies of the Company’s single reportable segment are the same as those for the Company as a whole.

The chief operating decision maker assesses performance for the single reportable segment and decides how to allocate resources based on net income that also is reported on the income statement as consolidated net income. The chief operating decision maker analyzes and reviews business performance based on available sales data from key licensees and quarterly sales and royalty reports provided by its licensees in addition to assessing the overall operating results on a monthly basis. The measure of segment assets is reported on the balance sheet as total consolidated assets, and, as the Company has a single reportable segment, the Company’s resources are applicable to the business as a whole. The Company does not have intra-entity sales or transfers.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires disclosure of additional categories of information about federal, state, and foreign income taxes in the rate reconciliation table and requires entities to provide more details about the reconciling items in some categories if items meet a quantitative threshold. The ASU also requires entities to disclose income taxes paid, net of refunds, disaggregated by federal (national), state, and foreign taxes for annual periods and to disaggregate the information by jurisdiction based on a quantitative threshold. The guidance makes several other changes to the disclosure requirements. The ASU is required to be applied prospectively, with the option to apply it retrospectively, and is effective for fiscal years beginning after December 15, 2024. The required disclosures will be included in the Company’s Form 10-K for the year ending December 31, 2025. As the requirements of this ASU relate to disclosure only, the Company does not anticipate that the adoption of this ASU will have a significant impact on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This ASU requires public business entities to disclose specified information about certain costs and expenses, including but not limited to purchases of inventory, employee compensation, depreciation, and intangible asset amortization, in a tabular format within the notes to their financial statements, as well as provide additional disclosures related to certain other specified expenses. The ASU may be applied on either a prospective or retrospective basis, and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the ASU to determine its impact on the Company’s disclosures.

Recently Adopted Accounting Pronouncements

The Company adopted the provisions of Accounting Standards Update (“ASU”) No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” during the year ended December 31, 2024. This ASU requires additional disclosures regarding reportable segments and significant segment expenses, but does not change how an entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The adoption of this new guidance did not have a significant impact on the Company’s results of operations, cash flows, or financial condition.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires disclosure of additional categories of information about federal, state, and foreign income taxes in the rate reconciliation table and requires entities to provide more details about the reconciling items in some categories if items meet a quantitative threshold. The ASU also requires entities to disclose income taxes paid, net of refunds, disaggregated by federal (national), state, and foreign taxes for annual periods and to disaggregate the information by jurisdiction based on a quantitative threshold. The guidance makes several other changes to the disclosure requirements. The ASU is required to be applied prospectively, with the option to apply it retrospectively, and is effective for fiscal years beginning after December 15, 2024. The Company does not anticipate that the adoption of this ASU will have a significant impact on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This ASU requires public business entities to disclose specified information about certain costs and expenses, including but not limited to purchases of inventory, employee compensation, depreciation, and intangible asset amortization, in a tabular format within the notes to their financial statements, as well as provide additional disclosures related to certain other specified expenses. The ASU may be applied on either a prospective or retrospective basis, and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the ASU to determine its impact on the Company’s disclosures.

Going Concern

Going Concern

The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

As of September 30, 2025, the Company has incurred recurring losses, a history of cash flows used in operating activities, and an accumulated deficit. While the Company has undertaken significant restructuring efforts during 2023 and 2024, and implemented additional measures during 2025 to further optimize its cost structure, management has determined that, absent additional funding, there is substantial doubt about the Company’s ability to meet its financial obligations as they become due within twelve months from the date these financial statements are issued.

In April 2025, the Company restructured its outstanding debt and received net proceeds from financing activities. In August 2025, the Company closed on a public offering and private placement of its common stock, which provided the Company with additional net proceeds. While these transactions have significantly improved the Company’s liquidity position, the proceeds received may still be insufficient to fully address the Company’s liquidity needs.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management intends to continue exploring strategic financing alternatives and operational efficiencies to improve liquidity. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.